Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Share Capital	Share Premium account	Other reserves	Retained earnings.	Total attributable to owners of the parent	Non-controlling interests.	Total
Equity at beginning of period at Dec. 31, 2018	$ 317	$ 4,427	$ 2,041	$ 5,683	$ 12,468	$ 1,576	$ 14,044
Profit for the period				723	723	(53)	670
Other comprehensive income loss				(573)	(573)		(573)
Transfer to other reserves			3	(3)
Dividends				(2,403)	(2,403)		(2,403)
Issue of Ordinary Shares	11	3,484			3,495		3,495
Share-based payments charge for the period				102	102		102
Settlement of share plan awards				(318)	(318)		(318)
Net movement	11	3,484	3	(2,418)	1,080	(53)	1,027
Equity at end of period at Jun. 30, 2019	328	7,911	2,044	3,265	13,548	1,523	15,071
Adoption of new accounting standard				54	54		54
Equity at beginning of period at Dec. 31, 2019	328	7,941	2,046	2,812	13,127	1,469	14,596
Profit for the period				1,536	1,536	(48)	1,488
Other comprehensive income loss				241	241		241
Dividends				(2,489)	(2,489)		(2,489)
Issue of Ordinary Shares		9			9		9
Share-based payments charge for the period				118	118		118
Settlement of share plan awards				(305)	(305)		(305)
Net movement		9		(899)	(890)	(48)	(938)
Equity at end of period at Jun. 30, 2020	$ 328	$ 7,950	$ 2,046	$ 1,913	$ 12,237	$ 1,421	$ 13,658